Schedule of Commercial Mortgage Loan Portfolio by Geographical Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 1,115,167
General allowance for loan loss	0
Total commercial mortgage loans	1,115,167
ALABAMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,720
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	35,481
CALIFORNIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	255,563
COLORADO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	22,381
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,779
GEORGIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	27,502
HAWAII
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	8,125
ILLINOIS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	53,174
IOWA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,490
KENTUCKY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	8,260
MAINE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	4,114
MARYLAND
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	35,536
MASSACHUSETTS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	92,963
MINNESOTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	52,496
MISSOURI
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	9,324
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	14,705
NEW JERSEY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	84,007
NEW YORK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	72,625
NORTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	31,111
OHIO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	38,400
OKLAHOMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	10,835
PENNSYLVANIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	37,688
SOUTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,130
TENNESSEE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	5,719
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	103,778
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	45,914
VIRGINIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	18,572
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	13,138
WISCONSIN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 6,637